SHARE-BASED COMPENSATION - Options rollforward (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares
SHARE-BASED COMPENSATION
Share options outstanding, beginning | EquityInstruments	8,539,214	9,449,895
Share options grants | EquityInstruments	1,881,000	1,687,000
Share options exercises | EquityInstruments	(4,559,047)	(2,169,681)
Share options expires | EquityInstruments	(24,000)	(26,000)
Share options forfeitures | EquityInstruments	(616,500)	(402,000)
Share options outstanding, ending | EquityInstruments	5,220,667	8,539,214
Share options exercisable, ending | EquityInstruments	2,757,669	5,178,714
Weighted Average Exercise Price per Share, share options outstanding, beginning | $ / shares	$ 1.09	$ 0.86
Weighted Average Exercise Price per Share, share options grants | $ / shares	1.54	1.82
Weighted Average Exercise Price per Share, share options exercises | $ / shares	0.78	0.67
Weighted Average Exercise Price per Share, share options expires | $ / shares	0.60	0.85
Weighted Average Exercise Price per Share, share options forfeitures | $ / shares	1.37	1.14
Weighted Average Exercise Price per Share, Share options outstanding, ending | $ / shares	1.49	1.09
Weighted Average Exercise Price per Share, Share options exercisable, ending | $ / shares	$ 1.35	$ 0.78